Schedule of Investments (unaudited) March 31, 2019	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.1%

Auto Components — 0.7%
Lear Corp.	114,149	$15,491,161

Banks — 11.6%
Citigroup, Inc.	955,387	59,444,179
JPMorgan Chase & Co.	815,898	82,593,354
Regions Financial Corp.	1,892,976	26,785,610
Wells Fargo & Co.	1,811,482	87,530,810

		256,353,953

Beverages — 4.1%
Molson Coors Brewing Co., Class B	1,028,288	61,337,379
PepsiCo, Inc.	244,159	29,921,685

		91,259,064

Biotechnology — 2.0%
Biogen, Inc.(a)	58,930	13,929,873
Gilead Sciences, Inc.	470,460	30,584,605

		44,514,478

Building Products — 1.3%
Masco Corp.	725,890	28,534,736

Capital Markets — 2.8%
E*TRADE Financial Corp.	392,135	18,206,828
Morgan Stanley	697,408	29,430,618
State Street Corp.	213,246	14,033,719

		61,671,165

Chemicals — 2.7%
Akzo Nobel NV — ADR	481,129	14,212,551
DowDuPont, Inc.	851,813	45,410,151

		59,622,702

Communications Equipment — 4.7%
Cisco Systems, Inc.	1,903,760	102,784,002

Consumer Finance — 1.5%
Ally Financial, Inc.	444,615	12,222,466
Capital One Financial Corp.	214,710	17,539,660
SLM Corp.(a)(b)	318,644	3,157,762

		32,919,888

Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.	428,695	8,633,917

Diversified Telecommunication Services — 4.5%
AT&T, Inc.	579,380	18,169,357
Verizon Communications, Inc.	1,359,549	80,390,132

		98,559,489

Electric Utilities — 4.5%
Exelon Corp.	974,142	48,833,738
FirstEnergy Corp.	1,183,219	49,233,742

		98,067,480

Electrical Equipment — 2.3%
ABB, Ltd. — ADR	1,709,264	32,253,812
Hubbell, Inc.	158,194	18,663,728

		50,917,540

Food & Staples Retailing — 2.1%
Kroger Co.	624,626	15,365,800
Walgreens Boots Alliance, Inc.	496,308	31,401,407

		46,767,207

Food Products — 3.2%
Conagra Brands, Inc.	785,808	21,798,314
JM Smucker Co.	101,206	11,790,499

Security	Shares	Value

Food Products (continued)
Kellogg Co.	631,678	$36,245,684

		69,834,497

Health Care Equipment & Supplies — 7.6%
Baxter International, Inc.	379,864	30,886,742
Koninklijke Philips NV, NY Shares	995,338	40,669,511
Medtronic PLC	286,979	26,138,047
Zimmer Biomet Holdings, Inc.	545,417	69,649,751

		167,344,051

Health Care Providers & Services — 1.9%
Laboratory Corp. of America Holdings(a)	277,070	42,386,169

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	201,540	10,222,109

Independent Power and Renewable Electricity Producers — 2.6%
AES Corp.	3,213,561	58,101,183

Industrial Conglomerates — 0.3%
General Electric Co.(b)	643,664	6,430,203

Insurance — 5.0%
American International Group, Inc.	334,364	14,397,714
Assured Guaranty Ltd.	449,060	19,951,736
Brighthouse Financial, Inc.(a)(b)	297,541	10,797,763
Hartford Financial Services Group, Inc.	503,805	25,049,185
MetLife, Inc.	438,910	18,684,399
Willis Towers Watson PLC	126,878	22,286,121

		111,166,918

Media — 4.6%
Comcast Corp., Class A	1,558,451	62,306,871
DISH Network Corp., Class A(a)	581,851	18,438,858
Interpublic Group of Cos., Inc.	1,016,199	21,350,341

		102,096,070

Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	1,648,928	21,254,682

Multiline Retail — 1.2%
Dollar Tree, Inc.(a)	250,570	26,319,873

Oil, Gas & Consumable Fuels — 9.4%
BP PLC — ADR	1,455,720	63,644,078
ConocoPhillips	610,063	40,715,605
Marathon Oil Corp.	765,289	12,787,979
Marathon Petroleum Corp.	270,053	16,162,672
Suncor Energy, Inc.	854,157	27,700,312
Williams Cos., Inc.	1,589,851	45,660,521

		206,671,167

Pharmaceuticals — 7.5%
Novartis AG — ADR	741,272	71,265,890
Pfizer, Inc.	2,224,664	94,481,480

		165,747,370

Road & Rail — 1.1%
Norfolk Southern Corp.	133,610	24,970,373

Semiconductors & Semiconductor Equipment — 2.2%
QUALCOMM, Inc.	828,650	47,257,909

Software — 1.4%
Oracle Corp.	589,635	31,669,296

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	132,590	14,514,627

Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.	80,459	15,283,187

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 1.0%
Telephone & Data Systems, Inc.	718,550	$22,081,042
United States Cellular Corp.(a)	16,013	735,157

		22,816,199

Total Long-Term Investments — 97.1% (Cost: $1,675,123,253)		2,140,182,665

Short-Term Securities — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(c)(e)	29,686,623	29,686,623
SL Liquidity Series, LLC, Money Market Series, 2.67%(c)(d)(e)	10,407,841	10,409,922

Total Short-Term Securities — 1.8% (Cost: $40,094,989)		40,096,545

Security	Value

Total Investments — 98.9% (Cost: $1,715,218,242)	$2,180,279,210

Other Assets Less Liabilities — 1.1%	24,460,891

Net Assets — 100.0%	$2,204,740,101

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,498,680	(51,812,057)	29,686,623	$29,686,623	$1,268,633		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,849,989	7,557,852	10,407,841	10,409,922	31,148	(b)	(378)	1,446

				$40,096,545	$1,299,781		$(378)	$1,446

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Basic Value Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$2,140,182,665	$—	$—	$2,140,182,665
Short-Term Securities	29,686,623	—	—	29,686,623

Subtotal	$2,169,869,288	$—	$—	$2,169,869,288

Investments Valued at Net Asset Value (“NAV”)(b)				10,409,922

Total Investments				$2,180,279,210

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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